SHARE-BASED PAYMENTS - Equity-settled Plans (Details)	12 Months Ended
	Dec. 31, 2025 ZAR (R) shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Feb. 20, 2025 USD ($)	Feb. 26, 2024 ZAR (R)	Feb. 26, 2024 USD ($)	Feb. 24, 2023 ZAR (R)
Deferred Share Plan (DSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | R	R 0				R 338.94		R 317.99
Awards outstanding at beginning of year (in shares)	3,079,106	3,231,930	2,483,608
Awards granted during the year (in shares)	0	1,223,717	1,436,917
Awards lapsed during the year (in shares)	(33,705)	(78,617)	(224,391)
Awards exercised during the year (in shares)	(1,408,604)	(1,297,924)	(863,641)
Awards outstanding at end of year (in shares)	1,636,797	3,079,106	3,231,930
Awards exercisable at end of year (in shares)	326,622	726,440	1,157,900
Deferred Share Plan (DSP) | Bonus Share Plan (BSP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	0	0	370,628
Deferred Share Plan (DSP) | Long Term Incentive Plan (LTIP)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Awards transferred to other schemes (in shares)	0	0	28,809
Performance Share Units (PSUs)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | $				$ 11.74		$ 14.28
Awards outstanding at beginning of year (in shares)	2,070,049	0
Awards granted during the year (in shares)	800,262	2,129,875
Awards lapsed during the year (in shares)	(82,028)	(52,141)
Awards exercised during the year (in shares)	(86,228)	(7,685)
Awards outstanding at end of year (in shares)	2,702,055	2,070,049	0
Restricted share units (RSU)
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Calculated fair value (in ZAR) | $				$ 31.77
Awards outstanding at beginning of year (in shares)	0
Awards granted during the year (in shares)	726,559
Awards lapsed during the year (in shares)	(2,852)
Awards exercised during the year (in shares)	(555)
Awards outstanding at end of year (in shares)	723,152	0